INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of income tax expenses (benefits)

	For the Years Ended
	December 31,
	2020	2019	2018
Current income tax expense	$—	$—	$352,073
Deferred income tax expense (benefit)	108,638	(18,528)	(46,031)
Income tax expense (benefit)	$108,638	$(18,528)	$306,042

Summary of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended
	December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	$25%	$25%
Impact of different income tax rates in other jurisdictions	1.4%	0.5%	0.0%
Effect of preferential tax benefits (a)	(38.1)%	(33.7)%	(28.6)%
Effect of non-deductible expenses	7.9%	4.9%	2.7%
Effect of change in valuation allowance	5.4%	3.1%	4.1%
Effective tax rate	1.6%	$(0.2)%	$3.2%
(a)

The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2020, 2019 and 2018, the tax saving as the result of the favorable tax rate amounted to $2,686,911,  $3,761,148 and $2,712,084, respectively, and per share effect of the favorable tax rate (after stock split and share reorganization) were $0.13,  $0.19 and $0.14.

Summary of deferred tax assets

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Net operating losses carryforwards	$1,072,893	$748,976

Allowance for doubtful accounts of accounts receivable	67,712	105,560
Allowance for doubtful accounts of other current assets	2,224	2,082
Accrued labor cost compensation	—	15,219
Less: allowance on deferred tax assets	(1,142,829)	(764,194)
	$—	$107,643